Loans - Summary of Undrawn Credit Facilities and Other Off Balance Sheet Exposures (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024
Disclosure of internal credit grades [line items]
Credit exposure	$ 467,934		$ 440,411
ECL allowance	303	$ 264		$ 198
Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	465,938		429,783
Retail [member]
Disclosure of internal credit grades [line items]
ECL allowance	180		94
Retail [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	210,579		200,806
Retail [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	210,399		200,712
Retail [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	173,525		164,694
Retail [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,911		15,116
Retail [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,717		15,972
Retail [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,840		3,543
Retail [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	930		864
Retail [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	46		43
Retail [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	610		574
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	123		103
Business and government [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	255,662		229,174
Business and government [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	255,539		229,071
Business and government [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	175,280		157,131
Business and government [member] | Non-investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	78,188		69,806
Business and government [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	902		906
Business and government [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	224		123
Business and government [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,068		1,208
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	119	114		90
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	457,026		422,227
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	53		42
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	206,250		197,830
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	206,197		197,788
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	173,343		164,577
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,431		15,112
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,949		14,988
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,418		2,263
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	507		325
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	602		565
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	66		54
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	250,895		224,493
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	250,829		224,439
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	174,625		156,560
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non-investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	75,201		66,788
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	57		28
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,012		1,117
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	176	141		97
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,650		7,399
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	127		52
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,283		2,933
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,156		2,881
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	182		117
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	480		4
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,768		984
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,422		1,280
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	423		539
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	8		9
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	49		40
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,543		4,558
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,494		4,518
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	655		571
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non-investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,987		3,018
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	845		878
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	56		91
Stage 3 [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	262		157
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	46		43
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	46		43
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	46		43
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	8		9
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	224		123
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	216		114
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	224		$ 123
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 8	$ 9		$ 11